Schedule of share capital issued (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance, beginning of period			41,535,755	41,535,755	37,693,710
Amount balance, beginning of period			$ 209,296	$ 209,296
Private placement				2,445	$ 1,519
Issuance costs	$ (15)			(141)	(193)
Exercise of warrants, shares	3,736,400	228,000	321,735
Exercise of warrants	$ 1,785	$ 101	$ 155	434
Balance, end of period					41,535,755
Amount balance, end of period	$ 213,528			$ 213,528	$ 209,296
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period			41,535,755	41,535,755	37,693,710
Amount balance, beginning of period			$ 209,296	$ 209,296	$ 208,406
Private placement, shares	7,346,568			7,466,568	3,842,045
Private placement				$ 2,445	$ 1,115
Issuance costs, shares				329,899
Issuance costs				$ (254)	$ (225)
Exercise of warrants, shares				4,286,135
Exercise of warrants				$ 2,041
Balance, end of period	53,618,357			53,618,357	41,535,755
Amount balance, end of period	$ 213,528			$ 213,528	$ 209,296